Share capital - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Net income from continuing operations	$ 308,859	$ 134,767
Non-controlling interests	(22,459)	(16,183)
Net income from continuing operations (attributable to shareholders of the Company)	286,400	118,584
Dilutive impact of gain on fair value of convertible notes	0	(10,651)
Diluted net income from continuing operations (attributable to shareholders of the Company)	286,400	107,933
Net income (attributable to shareholders of the Company)	293,382	28,938
Diluted net income (attributable to shareholders of the Company)	$ 293,382	$ 18,287
Basic weighted average number of shares outstanding (in shares)	1,014,100	986,755
Effect of dilutive convertible notes (in shares)	0	49,393
Effect of dilutive securities, stock options (in shares)	8,021	10,762
Effect of dilutive securities, restricted share units (in shares)	794	458
Diluted weighted average number of shares outstanding (in shares)	1,022,915	1,047,368
Earnings per share from continuing operations, basic (in USD per share)	$ 0.28	$ 0.12
Earnings per share from continuing operations, diluted (in USD per share)	0.28	0.10
Earnings per share (attributable to Shareholders of the Company), Basic (in USD per share)	0.29	0.03
Earnings per share (attributable to Shareholders of the Company), Diluted (in USD per share)	$ 0.29	$ 0.02